Scheduled Maturities Of Time Deposits	12 Months Ended
Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits
Note Ten
Scheduled Maturities of
Time Deposits

Scheduled maturities of time deposits outstanding at December 31, 2011 are summarized as follows:

(in thousands)

2012	$499,743
2013	183,083
2014	106,546
2015	43,048
2016	53,137
Over five years	39
Total	$885,596

     Scheduled maturities of time deposits of $100,000 or more outstanding at December 31, are summarized as follows:

(in thousands)	2011	2010

Within one year	$149,677	$178,909
Over one through two years	52,961	69,899
Over two through three years	31,869	16,216
Over three through four years	15,655	9,914
Over four through five years	25,244	13,697
Over five years	343	0
Total	$275,749	$288,635